INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2025
INCOME TAXES [Abstract]
Reconciliation of Income Taxes to Statutory Federal Income Tax Rate
A reconciliation of income taxes computed at the statutory federal income tax rate of 21.0% to the provision for income taxes from continuing operations included in the consolidated statements of operations is as follows (in thousands, except percentages):

	Year ended March 31,
	2025	2024	2023
Income tax expense computed at the US statutory federal rate	$23,270	$27,760	$27,948
State income tax expense—net of federal benefit	5,802	7,893	6,927
Non-deductible executive compensation	2,020	1,718	1,708
Other	(125)	(301)	(911)
Provision for income taxes	$30,967	$37,070	$35,672
Effective income tax rate	27.9%	28.0%	26.8%

Components of Provision for Income Taxes
The components of the provision for income taxes from continuing operations are as follows (in thousands):

	Year ended March 31,
Current:	20252025	20242024	20232023
Federal	$22,912	$27,754	$25,624
State	7,419	10,805	8,599
Foreign	1,092	1,236	499
Total current expense	31,423	39,795	34,722

Deferred:
Federal	(551)	(1,898)	942
State	(50)	(778)	198
Foreign	145	(49)	(190)
Total deferred expense (benefit)	(456)	(2,725)	950

Provision for income taxes	$30,967	$37,070	$35,672

Components of Deferred Tax Assets and Liabilities	Significant components of our deferred tax assets and liabilities were as follows (in thousands):

	March 31, 2025	March 31, 2024
Deferred tax assets:
Accrued vacation	$2,744	$2,666
Deferred revenue	7,108	6,934
Allowance for credit losses	1,745	1,278
Restricted stock	301	738
Other deferred tax assets	841	689
Inventory reserve	1,313	546
Capitalized research expenditures	1,666	502
Accrued bonus	2,708	2,641
Lease liabilities	5,067	4,503
Other credits and carryforwards	101	251
Gross deferred tax assets	23,594	20,748
Less: valuation allowance	(63)	(70)
Net deferred tax assets	23,531	20,678

Deferred tax liabilities:
Property and equipment	(2,516)	(2,724)
Operating leases	(7,804)	(3,889)
Prepaid expenses	(4,095)	(1,807)
Right-of-use assets	(4,714)	(4,113)
Tax deductible goodwill	(2,198)	(2,525)
Total deferred tax liabilities	(21,327)	(15,058)

Net deferred tax asset	$2,204	$5,620